DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME - Disclosure of net cash flows provided by (used in) the discontinued operations (Details) - CAD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Discontinued Operations And Deconsolidation [Abstract]
Operating activities	$ (1,460)	$ (2,772)
Investing activities	(185)	(668)
Financing activities	$ 1,997	$ 2,733